Leased Property - Lessee, Operating Lease and Financing Lease, Payment to be Received, Fiscal Year Maturity (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Leases
2023	$ 2,305	$ 2,294	$ 3,474
2024	849	839	2,294
2025	415	415	839
2026	366	366	415
2027			366
Thereafter			626
Total undiscounted lease payments	6,151	7,145	8,014
Less: discount	(314)	(363)	(422)
Net lease liabilities	5,837	6,782	7,592	$ 8,268
Finance Leases
2023	224	224	220
2024	228	228	224
2025	233	233	228
2026	238	238	233
2027			238
Thereafter			2,033
Total undiscounted lease payments	3,067	3,121	3,176
Less: discount	(401)	(416)	(431)
Net lease liabilities	$ 2,666	$ 2,705	$ 2,745	$ 2,897